FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value transfers	$ 0	$ 0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning		9,504,000
Change in fair value		(5,348,236)
Fair value, ending	$ 4,155,764	$ 4,155,764